7. Share-based payments (Details 6) - Nonemployee Common stock warrants - Fully-vested [Member]	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Number of Warrants
Outstanding, Beginning | shares	2,203,374
Granted | shares	7,266,666
Exercised | shares	(781,805)
Forfeited or expired | shares	(200,000)
Outstanding, Ending | shares	8,488,235
Exercisable, Ending | shares	8,488,235
Weighted Average Exercise Price
Outstanding, Beginning | $ / shares	$ 0.38
Granted | $ / shares	0.74
Exercised | $ / shares	0.31
Forfeited or expired | $ / shares	0.31
Outstanding, Ending | $ / shares	0.69
Exercisable, Ending | $ / shares	$ 0.69
Weighted-average Remaining Life (Years)
Outstanding	3 years 2 months 12 days
Exercisable	3 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding, Beginning | $
Granted | $
Exercised | $
Forfeited or expired | $
Outstanding, Ending | $	$ 145,184
Exercisable, Ending | $	$ 145,184